Note 3 - Inventories	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	2022	2023
Lubricants	2,306,177	2,538,342
Total	2,306,177	2,538,342